Income Statement - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Turnover	€ 26,352	€ 27,725
Operating profit	4,474	4,847
After (charging)/crediting non-underlying items	(438)	(79)
Net finance costs	(223)	(290)
Finance income	64	90
Finance costs	(272)	(331)
Pensions and similar obligations	(15)	(49)
Share of net profit/(loss) of joint ventures and associates	83	75
Other income/(loss) from non-current investments and associates	5
Profit before taxation	4,339	4,632
Taxation	(1,102)	(1,315)
After (charging)/crediting tax impact of non-underlying items	141	(21)
Net profit	3,237	3,317
Attributable to:
Non-controlling interests	198	207
Shareholders' equity	€ 3,039	€ 3,110
Combined earnings per share
Basic earnings per share (euros)	€ 1.11	€ 1.10
Diluted earnings per share (euros)	€ 1.11	€ 1.09